Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-11.92%
Alphabet, Inc., Class A(b)	5,590	$ 964,275
Alphabet, Inc., Class C(b)	5,380	935,905
Charter Communications, Inc., Class A(b)(c)	353	101,353
Comcast Corp., Class A	10,288	411,829
Electronic Arts, Inc.	1,092	145,105
Meta Platforms, Inc., Class A	1,315	613,882
Netflix, Inc.(b)	1,576	1,011,193
Sirius XM Holdings, Inc.(c)	14,101	39,765
Take-Two Interactive Software, Inc.(b)(c)	645	103,432
T-Mobile US, Inc.	2,802	490,238
Trade Desk, Inc. (The), Class A(b)	1,204	111,707
Warner Bros. Discovery, Inc.(b)	7,451	61,396
		4,990,080
Consumer Discretionary-9.09%
Airbnb, Inc., Class A(b)	1,055	152,901
Amazon.com, Inc.(b)	5,812	1,025,469
Booking Holdings, Inc.	109	411,622
DoorDash, Inc., Class A(b)	1,045	115,065
lululemon athletica, inc.(b)	430	134,156
Marriott International, Inc., Class A	801	185,167
MercadoLibre, Inc. (Brazil)(b)	136	234,679
O’Reilly Automotive, Inc.(b)	253	243,705
PDD Holdings, Inc., ADR (China)(b)(c)	1,105	165,507
Ross Stores, Inc.	1,126	157,370
Starbucks Corp.	2,836	227,504
Tesla, Inc.(b)	4,237	754,525
		3,807,670
Consumer Staples-5.09%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,702	125,454
Costco Wholesale Corp.	933	755,627
Dollar Tree, Inc.(b)	665	78,437
Keurig Dr Pepper, Inc.(c)	3,334	114,190
Kraft Heinz Co. (The)	1,089	38,518
Mondelez International, Inc., Class A	3,601	246,777
Monster Beverage Corp.(b)	1,212	62,927
PepsiCo, Inc.	3,800	657,020
Walgreens Boots Alliance, Inc.(c)	3,192	51,774
		2,130,724
Financials-0.55%
PayPal Holdings, Inc.(b)	3,644	229,535
Health Care-5.83%
Amgen, Inc.	1,334	408,004
AstraZeneca PLC, ADR (United Kingdom)	1,608	125,456
Biogen, Inc.(b)	397	89,301
DexCom, Inc.(b)(c)	991	117,701
GE HealthCare Technologies, Inc.(c)	623	48,594
Gilead Sciences, Inc.	3,290	211,448
IDEXX Laboratories, Inc.(b)	285	141,631
Illumina, Inc.(b)	471	49,116
Intuitive Surgical, Inc.(b)	1,024	411,771
Moderna, Inc.(b)	1,084	154,524
Regeneron Pharmaceuticals, Inc.(b)	378	370,501
Vertex Pharmaceuticals, Inc.(b)	685	311,908
		2,439,955
Industrials-3.96%
Automatic Data Processing, Inc.	1,652	404,608
Cintas Corp.	356	241,357
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	3,539	$ 187,779
CSX Corp.	5,420	182,925
Fastenal Co.	1,348	88,941
Old Dominion Freight Line, Inc.	785	137,571
PACCAR, Inc.	1,251	134,483
Paychex, Inc.(c)	1,292	155,247
Verisk Analytics, Inc.	501	126,643
		1,659,554
Information Technology-60.80%
Adobe, Inc.(b)	1,761	783,222
Advanced Micro Devices, Inc.(b)	6,215	1,037,283
ANSYS, Inc.(b)	322	102,219
Apple, Inc.	20,940	4,025,715
Applied Materials, Inc.	3,478	748,048
ASML Holding N.V., New York Shares (Netherlands)	398	382,219
Atlassian Corp., Class A(b)	475	74,509
Autodesk, Inc.(b)	772	155,635
Broadcom, Inc.	1,427	1,895,841
Cadence Design Systems, Inc.(b)	1,169	334,696
CDW Corp.	640	143,117
Cisco Systems, Inc.	16,297	757,811
Cognizant Technology Solutions Corp., Class A	1,802	119,202
CrowdStrike Holdings, Inc., Class A(b)	762	239,017
Datadog, Inc., Class A(b)	1,095	120,647
Fortinet, Inc.(b)	2,474	146,758
GLOBALFOUNDRIES, Inc.(b)(c)	2,051	100,499
Intel Corp.	13,631	420,516
Intuit, Inc.	948	546,465
KLA Corp.	475	360,777
Lam Research Corp.	535	498,855
Marvell Technology, Inc.	3,072	211,384
Microchip Technology, Inc.	837	81,382
Micron Technology, Inc.	3,421	427,625
Microsoft Corp.	10,964	4,551,485
MongoDB, Inc.(b)	242	57,127
NVIDIA Corp.	3,950	4,330,503
NXP Semiconductors N.V. (China)	793	215,775
ON Semiconductor Corp.(b)	1,154	84,288
Palo Alto Networks, Inc.(b)	1,294	381,614
QUALCOMM, Inc.	4,178	852,521
Roper Technologies, Inc.	322	171,549
Synopsys, Inc.(b)	597	334,798
Texas Instruments, Inc.	2,701	526,722
Workday, Inc., Class A(b)	729	154,147
Zscaler, Inc.(b)	494	83,960
		25,457,931
Materials-2.21%
Linde PLC	2,122	924,173
Real Estate-0.22%
CoStar Group, Inc.(b)	1,176	91,928
Utilities-0.24%
Exelon Corp.	2,630	98,756
Total Common Stocks & Other Equity Interests (Cost $35,584,586)		41,830,306
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $22,233)	22,233	$ 22,233
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $35,606,819)		41,852,539
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.14%
Invesco Private Government Fund, 5.30%(d)(e)(f)	205,776	205,776
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	690,179	$ 690,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $896,162)		896,162
TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $36,502,981)		42,748,701
OTHER ASSETS LESS LIABILITIES-(2.10)%		(878,887)
NET ASSETS-100.00%		$41,869,814

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$230,573	$(208,340)	$-	$-	$22,233	$354
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	857,889	2,454,368	(3,106,481)	-	-	205,776	8,701*
Invesco Private Prime Fund	2,404,298	5,703,040	(7,417,167)	10	205	690,386	23,343*
Total	$3,262,187	$8,387,981	$(10,731,988)	$10	$205	$918,395	$32,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-7.06%
Fox Corp., Class A(b)	1,321	$ 45,482
Fox Corp., Class B	1,299	41,490
Liberty Broadband Corp., Class C(c)	495	26,775
Liberty Media Corp.-Liberty Formula One(c)	852	63,167
Match Group, Inc.(c)	1,151	35,255
NetEase, Inc., ADR (China)	540	48,076
News Corp., Class A(b)	2,197	59,736
News Corp., Class B	1,108	30,891
Roku, Inc., Class A(b)(c)	584	33,522
		384,394
Consumer Discretionary-13.71%
eBay, Inc.	2,362	128,068
Etsy, Inc.(c)	441	27,990
Expedia Group, Inc.(c)	329	37,131
Five Below, Inc.(b)(c)	194	26,797
JD.com, Inc., ADR (China)	1,403	41,557
LKQ Corp.	1,564	67,299
Lucid Group, Inc.(b)(c)	7,142	20,283
Pool Corp.	221	80,345
Rivian Automotive, Inc., Class A(b)(c)	1,681	18,356
Tractor Supply Co.	523	149,207
Trip.com Group Ltd., ADR (China)(b)(c)	1,070	55,116
Ulta Beauty, Inc.(c)	237	93,636
		745,785
Financials-0.95%
Jack Henry & Associates, Inc.(b)	314	51,710
Health Care-20.09%
Align Technology, Inc.(c)	321	82,564
Alnylam Pharmaceuticals, Inc.(b)(c)	296	43,935
argenx SE, ADR (Netherlands)(c)	88	32,650
BeiGene Ltd., ADR (China)(b)(c)	133	19,797
BioMarin Pharmaceutical, Inc.(b)(c)	606	45,492
BioNTech SE, ADR (Germany)(c)	313	31,488
Bio-Techne Corp.	719	55,500
Bruker Corp.	539	35,310
Cooper Cos., Inc. (The)	908	85,634
Henry Schein, Inc.(c)	673	46,666
Hologic, Inc.(c)	723	53,343
ICON PLC(b)(c)	495	160,786
Incyte Corp.(c)	693	40,049
Insulet Corp.(b)(c)	239	42,348
Jazz Pharmaceuticals PLC(b)(c)	184	19,366
Medpace Holdings, Inc.(b)(c)	142	54,860
Neurocrine Biosciences, Inc.(c)	347	46,987
Repligen Corp.(b)(c)	266	39,658
Royalty Pharma PLC, Class A	1,074	29,438
Sanofi S.A., ADR	1,042	51,089
United Therapeutics Corp.(c)	165	45,396
Viatris, Inc.	2,921	30,963
		1,093,319
Industrials-9.43%
C.H. Robinson Worldwide, Inc.	512	44,221
Grab Holdings Ltd., Class A (Singapore)(b)(c)	11,574	42,477
J.B. Hunt Transport Services, Inc.	527	84,715
Lincoln Electric Holdings, Inc.	206	40,450
Nordson Corp.(b)	176	41,311
Paylocity Holding Corp.(c)	185	26,301
Ryanair Holdings PLC, ADR (Italy)(b)	327	39,776
Saia, Inc.(c)	121	49,547
	Shares	Value
Industrials-(continued)
SS&C Technologies Holdings, Inc.	889	$ 55,163
Tetra Tech, Inc.	234	49,021
United Airlines Holdings, Inc.(c)	752	39,849
		512,831
Information Technology-47.51%
Akamai Technologies, Inc.(c)	766	70,656
Amdocs Ltd.	610	48,190
AppLovin Corp., Class A(b)(c)	1,160	94,517
Bentley Systems, Inc., Class B	1,387	69,683
Check Point Software Technologies Ltd. (Israel)(c)	519	78,110
DocuSign, Inc.(b)(c)	920	50,361
Enphase Energy, Inc.(c)	505	64,590
Entegris, Inc.	608	76,821
F5, Inc.(c)	272	45,960
First Solar, Inc.(c)	494	134,249
Flex Ltd.(c)	2,625	86,966
Gen Digital, Inc.	2,982	74,043
Lattice Semiconductor Corp.(c)	593	44,024
Logitech International S.A., Class R (Switzerland)	939	93,909
Manhattan Associates, Inc.(c)	281	61,691
Monolithic Power Systems, Inc.	208	153,011
NetApp, Inc.	1,028	123,802
Nice Ltd., ADR (Israel)(c)	258	47,361
Nutanix, Inc., Class A(c)	999	55,260
Okta, Inc.(c)	714	63,318
Open Text Corp. (Canada)	1,280	37,440
PTC, Inc.(c)	514	90,587
Qorvo, Inc.(c)	347	34,141
Seagate Technology Holdings PLC	1,167	108,811
Skyworks Solutions, Inc.	478	44,292
Super Micro Computer, Inc.(b)(c)	232	182,006
Teradyne, Inc.	713	100,490
Trimble, Inc.(c)	1,374	76,504
VeriSign, Inc.(c)	392	68,333
Western Digital Corp.(c)	1,907	143,578
Zebra Technologies Corp., Class A(c)	307	95,888
Zoom Video Communications, Inc., Class A(c)	1,082	66,370
		2,584,962
Materials-0.59%
Steel Dynamics, Inc.	240	32,129
Real Estate-0.61%
Zillow Group, Inc., Class A(c)	200	8,030
Zillow Group, Inc., Class C(b)(c)	620	25,389
		33,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $5,118,040)		5,438,549
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.13%
Invesco Private Government Fund, 5.30%(d)(e)(f)	306,688	306,688
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	788,388	$ 788,625
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,095,313)		1,095,313
TOTAL INVESTMENTS IN SECURITIES-120.08% (Cost $6,213,353)		6,533,862
OTHER ASSETS LESS LIABILITIES-(20.08)%		(1,092,784)
NET ASSETS-100.00%		$5,441,078
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$305	$32,446	$(32,751)	$-	$-	$-	$79
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,121	3,513,243	(3,366,676)	-	-	306,688	10,272*
Invesco Private Prime Fund	411,740	6,788,860	(6,412,051)	11	65	788,625	26,955*
Total	$572,166	$10,334,549	$(9,811,478)	$11	$65	$1,095,313	$37,306

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-15.85%
Alphabet, Inc., Class A(b)	4,251,690	$ 733,416,525
Alphabet, Inc., Class C(b)	4,090,431	711,571,377
Charter Communications, Inc., Class A(b)(c)	270,239	77,591,022
Comcast Corp., Class A	7,383,062	295,543,972
Electronic Arts, Inc.	497,531	66,111,919
Meta Platforms, Inc., Class A	2,524,579	1,178,549,214
Netflix, Inc.(b)	805,953	517,115,564
Sirius XM Holdings, Inc.(c)	7,159,322	20,189,288
Take-Two Interactive Software, Inc.(b)(c)	318,616	51,093,262
T-Mobile US, Inc.	2,211,541	386,931,213
Trade Desk, Inc. (The), Class A(b)	829,451	76,956,464
Warner Bros. Discovery, Inc.(b)	4,544,708	37,448,394
		4,152,518,214
Consumer Discretionary-12.56%
Airbnb, Inc., Class A(b)	816,393	118,319,838
Amazon.com, Inc.(b)	7,491,994	1,321,887,421
Booking Holdings, Inc.	64,505	243,593,457
DoorDash, Inc., Class A(b)	702,319	77,332,345
lululemon athletica, inc.(b)	225,576	70,377,456
Marriott International, Inc., Class A	538,901	124,577,744
MercadoLibre, Inc. (Brazil)(b)	94,977	163,890,412
O’Reilly Automotive, Inc.(b)	110,336	106,282,255
PDD Holdings, Inc., ADR (China)(b)(c)	1,243,963	186,320,778
Ross Stores, Inc.	626,388	87,543,987
Starbucks Corp.	2,110,079	169,270,537
Tesla, Inc.(b)	3,477,958	619,354,761
		3,288,750,991
Consumer Staples-6.46%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	850,418	62,684,311
Costco Wholesale Corp.	827,345	670,058,442
Dollar Tree, Inc.(b)	406,282	47,920,962
Keurig Dr Pepper, Inc.	2,584,591	88,522,242
Kraft Heinz Co. (The)	2,259,596	79,921,911
Mondelez International, Inc., Class A	2,508,753	171,924,843
Monster Beverage Corp.(b)(c)	1,939,659	100,707,095
PepsiCo, Inc.	2,561,362	442,859,490
Walgreens Boots Alliance, Inc.(c)	1,606,770	26,061,809
		1,690,661,105
Energy-0.49%
Baker Hughes Co., Class A	1,864,286	62,416,295
Diamondback Energy, Inc.	333,193	66,392,037
		128,808,332
Financials-0.48%
PayPal Holdings, Inc.(b)	1,997,420	125,817,486
Health Care-6.26%
Amgen, Inc.	998,788	305,479,310
AstraZeneca PLC, ADR (United Kingdom)	1,084,982	84,650,296
Biogen, Inc.(b)	270,460	60,837,272
DexCom, Inc.(b)	718,354	85,318,905
GE HealthCare Technologies, Inc.	848,079	66,150,162
Gilead Sciences, Inc.	2,321,666	149,213,474
IDEXX Laboratories, Inc.(b)	154,839	76,947,241
Illumina, Inc.(b)	296,051	30,872,198
Intuitive Surgical, Inc.(b)	657,188	264,268,439
Moderna, Inc.(b)(c)	710,985	101,350,912
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	200,652	$ 196,671,064
Vertex Pharmaceuticals, Inc.(b)	481,022	219,028,557
		1,640,787,830
Industrials-4.48%
Automatic Data Processing, Inc.(c)	764,854	187,328,042
Cintas Corp.	188,179	127,579,716
Copart, Inc.(b)	1,791,215	95,041,868
CSX Corp.	3,650,268	123,196,545
Fastenal Co.	1,066,795	70,387,134
Honeywell International, Inc.	1,214,768	245,613,942
Old Dominion Freight Line, Inc.	405,728	71,103,832
PACCAR, Inc.	975,654	104,882,805
Paychex, Inc.(c)	673,475	80,924,756
Verisk Analytics, Inc.	267,241	67,553,180
		1,173,611,820
Information Technology-50.27%
Adobe, Inc.(b)	842,594	374,752,107
Advanced Micro Devices, Inc.(b)	3,011,220	502,572,618
Analog Devices, Inc.	924,743	216,842,986
ANSYS, Inc.(b)	161,248	51,188,178
Apple, Inc.	11,138,663	2,141,407,962
Applied Materials, Inc.	1,548,400	333,029,872
ASML Holding N.V., New York Shares (Netherlands)(c)	160,194	153,842,308
Atlassian Corp., Class A(b)	293,543	46,045,155
Autodesk, Inc.(b)	398,082	80,253,331
Broadcom, Inc.	862,988	1,146,522,707
Cadence Design Systems, Inc.(b)	507,254	145,231,893
CDW Corp.	250,516	56,020,388
Cisco Systems, Inc.	7,543,921	350,792,326
Cognizant Technology Solutions Corp., Class A	927,902	61,380,717
CrowdStrike Holdings, Inc., Class A(b)	423,959	132,983,220
Datadog, Inc., Class A(b)	569,230	62,717,761
Fortinet, Inc.(b)	1,421,902	84,347,227
GLOBALFOUNDRIES, Inc.(b)(c)	1,018,916	49,926,884
Intel Corp.	7,877,713	243,027,446
Intuit, Inc.	521,635	300,691,279
KLA Corp.	252,180	191,538,275
Lam Research Corp.	243,695	227,230,966
Marvell Technology, Inc.	1,610,241	110,800,683
Microchip Technology, Inc.(c)	1,006,081	97,821,256
Micron Technology, Inc.	2,056,916	257,114,500
Microsoft Corp.	5,359,543	2,224,907,086
MongoDB, Inc.(b)(c)	135,277	31,933,489
NVIDIA Corp.	1,803,499	1,977,230,059
NXP Semiconductors N.V. (China)	478,002	130,064,344
ON Semiconductor Corp.(b)	795,335	58,091,268
Palo Alto Networks, Inc.(b)(c)	602,498	177,682,685
QUALCOMM, Inc.	2,078,396	424,096,704
Roper Technologies, Inc.	199,147	106,097,556
Synopsys, Inc.(b)	283,931	159,228,505
Texas Instruments, Inc.	1,693,826	330,313,008
Workday, Inc., Class A(b)	390,052	82,476,495
Zscaler, Inc.(b)(c)	277,053	47,087,928
		13,167,291,172
Materials-1.49%
Linde PLC	897,857	391,034,681
Real Estate-0.23%
CoStar Group, Inc.(b)(c)	760,964	59,484,556
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-1.31%
American Electric Power Co., Inc.	981,149	$ 88,548,697
Constellation Energy Corp.	590,251	128,232,030
Exelon Corp.	1,862,101	69,921,892
Xcel Energy, Inc.	1,033,688	57,318,000
		344,020,619
Total Common Stocks & Other Equity Interests (Cost $21,998,255,644)		26,162,786,806
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $17,353,286)	17,353,286	17,353,286
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $22,015,608,930)		26,180,140,092
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.68%
Invesco Private Government Fund, 5.30%(d)(e)(f)	123,027,558	$ 123,027,558
Invesco Private Prime Fund, 5.48%(d)(e)(f)	316,212,796	316,307,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $439,335,218)		439,335,218
TOTAL INVESTMENTS IN SECURITIES-101.63% (Cost $22,454,944,148)		26,619,475,310
OTHER ASSETS LESS LIABILITIES-(1.63)%		(426,317,748)
NET ASSETS-100.00%		$26,193,157,562

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,153,075	$183,234,292	$(171,034,081)	$-	$-	$17,353,286	$247,427
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	91,268,225	1,110,778,258	(1,079,018,925)	-	-	123,027,558	4,298,120*
Invesco Private Prime Fund	254,782,461	2,628,767,767	(2,567,312,487)	-	69,919	316,307,660	11,421,470*
Total	$351,203,761	$3,922,780,317	$(3,817,365,493)	$-	$69,919	$456,688,504	$15,967,017

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.48%
Bandwidth, Inc., Class A(b)(c)	2,016	$ 40,582
EchoStar Corp., Class A(b)(c)	3,159	60,653
iHeartMedia, Inc., Class A(b)	14,819	13,716
		114,951
Consumer Discretionary-7.12%
BRP, Inc.	628	39,250
Garrett Motion, Inc. (Switzerland)(b)	4,305	39,089
Gentex Corp.	1,145	40,075
Gentherm, Inc.(b)	728	39,268
Goodyear Tire & Rubber Co. (The)(b)	3,486	42,913
GoPro, Inc., Class A(b)	17,542	26,664
Helen of Troy Ltd.(b)	331	35,377
Johnson Outdoors, Inc., Class A	901	32,787
Lovesac Co. (The)(b)	1,797	50,514
MasterCraft Boat Holdings, Inc.(b)	1,888	39,837
Newell Brands, Inc.	5,522	42,630
Qurate Retail, Inc., Class A(b)	29,112	20,716
Sleep Number Corp.(b)	2,507	37,906
Sonos, Inc.(b)	2,184	34,507
Stitch Fix, Inc., Class A(b)	12,708	31,389
		552,922
Energy-0.82%
DMC Global, Inc.(b)	2,483	32,254
Gevo, Inc.(b)(c)	46,446	31,755
		64,009
Health Care-50.83%
10X Genomics, Inc., Class A(b)(c)	880	19,730
Accuray, Inc.(b)(c)	15,788	27,945
Adaptive Biotechnologies Corp.(b)(c)	10,076	34,762
Agenus, Inc.(b)(c)	3,090	48,482
Agios Pharmaceuticals, Inc.(b)	1,281	46,552
Akebia Therapeutics, Inc.(b)	26,210	29,355
Aldeyra Therapeutics, Inc.(b)(c)	11,440	44,158
Alector, Inc.(b)	5,889	28,974
Alkermes PLC(b)	1,395	32,643
Alphatec Holdings, Inc.(b)	3,084	29,946
Altimmune, Inc.(b)(c)	3,392	25,474
Amarin Corp. PLC, ADR (Ireland)(b)(c)	38,703	33,478
Amicus Therapeutics, Inc.(b)(c)	3,202	31,380
AnaptysBio, Inc.(b)	1,635	39,142
AngioDynamics, Inc.(b)(c)	7,543	47,596
Anika Therapeutics, Inc.(b)	1,706	43,759
Arbutus Biopharma Corp.(b)	14,790	49,694
Ardelyx, Inc.(b)	4,443	30,479
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,279	29,353
Arvinas, Inc.(b)	901	29,859
AtriCure, Inc.(b)	1,174	26,462
Atrion Corp.	113	52,008
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	6,841	28,664
Avadel Pharmaceuticals PLC(b)	3,240	51,678
Axogen, Inc.(b)	3,887	26,548
Azenta, Inc.(b)	636	32,124
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,651	36,636
BioCryst Pharmaceuticals, Inc.(b)(c)	7,356	47,520
BioXcel Therapeutics, Inc.(b)	12,908	23,363
bluebird bio, Inc.(b)(c)	29,531	26,678
	Shares	Value
Health Care-(continued)
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	27,325	$ 4,919
Cerus Corp.(b)(c)	18,996	34,003
Codexis, Inc.(b)	8,830	29,845
Coherus BioSciences, Inc.(b)(c)	18,163	33,057
CorMedix, Inc.(b)(c)	11,698	61,648
Deciphera Pharmaceuticals, Inc.(b)	2,481	63,365
DENTSPLY SIRONA, Inc.	1,267	35,489
Editas Medicine, Inc.(b)(c)	4,080	21,216
Enanta Pharmaceuticals, Inc.(b)	2,882	35,939
Esperion Therapeutics, Inc.(b)(c)	16,499	35,638
Fate Therapeutics, Inc.(b)	5,841	21,495
Geron Corp.(b)	20,779	73,765
Gritstone bio, Inc.(b)(c)	14,662	11,344
Heron Therapeutics, Inc.(b)	15,672	57,986
ICU Medical, Inc.(b)	379	40,303
IGM Biosciences, Inc.(b)(c)	3,250	27,072
I-Mab, ADR (China)(b)(c)	23,265	38,620
Innoviva, Inc.(b)	2,710	42,791
Inogen, Inc.(b)	6,227	51,684
Inovio Pharmaceuticals, Inc.(b)(c)	4,674	47,348
Integra LifeSciences Holdings Corp.(b)	1,112	34,361
Ionis Pharmaceuticals, Inc.(b)(c)	916	34,414
Iovance Biotherapeutics, Inc.(b)	2,580	22,910
Ironwood Pharmaceuticals, Inc.(b)	4,353	27,424
KalVista Pharmaceuticals, Inc.(b)(c)	3,034	35,407
Kodiak Sciences, Inc.(b)(c)	6,890	21,910
Kura Oncology, Inc.(b)	1,965	40,499
Lexicon Pharmaceuticals, Inc.(b)(c)	16,486	28,026
Ligand Pharmaceuticals, Inc.(b)(c)	522	44,396
LivaNova PLC(b)	756	46,169
MacroGenics, Inc.(b)(c)	2,287	9,354
MannKind Corp.(b)(c)	10,076	47,055
Masimo Corp.(b)	322	40,089
MaxCyte, Inc.(b)	9,003	40,333
MeiraGTx Holdings PLC(b)(c)	6,712	32,889
Merit Medical Systems, Inc.(b)	546	44,308
Mersana Therapeutics, Inc.(b)	7,546	17,582
Merus N.V. (Netherlands)(b)	863	45,946
MiMedx Group, Inc.(b)	5,075	36,286
Ocular Therapeutix, Inc.(b)(c)	4,080	23,256
Omeros Corp.(b)(c)	9,122	30,650
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,578	51,427
OPKO Health, Inc.(b)(c)	41,412	56,734
OraSure Technologies, Inc.(b)	5,705	26,985
Orthofix Medical, Inc.(b)	3,171	43,538
Pacific Biosciences of California, Inc.(b)(c)	7,423	13,287
Pacira BioSciences, Inc.(b)	1,393	42,250
PDS Biotechnology Corp.(b)(c)	6,229	18,562
Phibro Animal Health Corp., Class A	3,203	56,469
Prothena Corp. PLC (Ireland)(b)	1,501	31,236
PTC Therapeutics, Inc.(b)	1,469	53,413
Revance Therapeutics, Inc.(b)(c)	5,749	16,327
Rigel Pharmaceuticals, Inc.(b)	27,005	26,405
Sage Therapeutics, Inc.(b)(c)	1,911	21,231
Scilex Holding Co., Class C (Singapore)(b)	2,541	2,744
Seres Therapeutics, Inc.(b)(c)	36,326	36,326
SI-BONE, Inc.(b)(c)	2,387	33,537
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
SIGA Technologies, Inc.(c)	8,533	$ 63,827
Silk Road Medical, Inc.(b)	2,302	50,045
Standard BioTools, Inc.(b)	18,405	45,644
Supernus Pharmaceuticals, Inc.(b)(c)	1,394	37,805
SurModics, Inc.(b)	1,298	54,594
Sutro Biopharma, Inc.(b)(c)	8,434	35,634
Tactile Systems Technology, Inc.(b)	2,716	34,575
Tandem Diabetes Care, Inc.(b)	1,555	79,663
Theravance Biopharma, Inc.(b)	4,373	37,695
TransMedics Group, Inc.(b)	507	69,155
Twist Bioscience Corp.(b)	1,061	44,456
uniQure N.V. (Netherlands)(b)	7,202	35,650
Vanda Pharmaceuticals, Inc.(b)	9,264	47,339
Varex Imaging Corp.(b)	2,408	37,204
Vir Biotechnology, Inc.(b)	3,684	37,835
Voyager Therapeutics, Inc.(b)	4,977	41,807
WaVe Life Sciences Ltd.(b)(c)	8,658	53,506
X4 Pharmaceuticals, Inc.(b)	42,666	43,093
Xencor, Inc.(b)	1,804	42,863
		3,948,094
Industrials-7.65%
AeroVironment, Inc.(b)(c)	327	66,103
American Superconductor Corp.(b)(c)	3,102	59,496
Astronics Corp.(b)	2,160	44,410
Ballard Power Systems, Inc. (Canada)(b)	13,188	40,751
Conduent, Inc.(b)	12,038	42,133
Energy Recovery, Inc.(b)	2,650	35,775
Hudson Technologies, Inc.(b)	2,802	24,966
Interface, Inc.	2,634	42,434
LSI Industries, Inc.(c)	2,890	45,893
Lyft, Inc., Class A(b)	2,608	40,711
Matthews International Corp., Class A	1,431	40,540
MillerKnoll, Inc.	1,356	37,399
Stratasys Ltd.(b)(c)	3,324	28,786
SunPower Corp.(b)(c)	13,316	44,475
		593,872
Information Technology-30.95%
8x8, Inc.(b)(c)	14,633	39,948
Advanced Energy Industries, Inc.	412	44,261
Aehr Test Systems(b)(c)	2,523	29,040
Alpha & Omega Semiconductor Ltd.(b)	1,891	55,425
Amkor Technology, Inc.	1,335	43,508
Applied Optoelectronics, Inc.(b)(c)	2,569	26,949
Atomera, Inc.(b)(c)	6,516	27,107
Aviat Networks, Inc.(b)(c)	1,167	36,072
Axcelis Technologies, Inc.(b)	368	41,396
Bel Fuse, Inc., Class B	797	54,355
Canadian Solar, Inc. (Canada)(b)	1,946	38,219
CEVA, Inc.(b)(c)	1,829	36,434
Cirrus Logic, Inc.(b)	451	51,730
Cognex Corp.	1,050	47,796
CommScope Holding Co., Inc.(b)	35,547	51,188
Commvault Systems, Inc.(b)	436	46,907
Comtech Telecommunications Corp.(b)	6,072	15,119
Digimarc Corp.(b)	1,171	31,430
Dropbox, Inc., Class A(b)	1,729	38,954
FARO Technologies, Inc.(b)	1,850	34,651
Himax Technologies, Inc., ADR (Taiwan)(c)	7,516	48,854
Hollysys Automation Technologies Ltd. (China)(b)	1,616	34,211
Immersion Corp.	6,135	61,289
	Shares	Value
Information Technology-(continued)
Infinera Corp.(b)(c)	8,249	$ 47,184
InterDigital, Inc.	390	44,409
IPG Photonics Corp.(b)	480	41,630
Itron, Inc.(b)	447	48,075
Kimball Electronics, Inc.(b)	1,840	42,173
Kulicke & Soffa Industries, Inc. (Singapore)	870	39,733
Littelfuse, Inc.	174	44,648
LivePerson, Inc.(b)(c)	32,321	22,185
Lumentum Holdings, Inc.(b)	854	37,149
Luna Innovations, Inc.(b)(c)	6,054	20,220
MaxLinear, Inc.(b)	2,130	37,850
MicroVision, Inc.(b)(c)	17,393	20,524
Mitek Systems, Inc.(b)(c)	3,596	45,130
MKS Instruments, Inc.	337	42,661
NETGEAR, Inc.(b)	2,763	38,157
nLight, Inc.(b)	3,130	41,159
Nova Ltd. (Israel)(b)	239	49,867
OSI Systems, Inc.(b)	316	45,422
Power Integrations, Inc.	580	44,086
Radware Ltd. (Israel)(b)	2,332	47,316
Rambus, Inc.(b)(c)	699	38,627
Semtech Corp.(b)(c)	1,953	75,952
Silicon Laboratories, Inc.(b)	301	37,977
Silicon Motion Technology Corp., ADR (Taiwan)	585	45,683
SMART Global Holdings, Inc.(b)(c)	1,947	40,069
SolarEdge Technologies, Inc.(b)	617	30,227
Synaptics, Inc.(b)	414	38,796
Turtle Beach Corp.(b)	3,877	64,281
Universal Display Corp.	237	41,641
Upland Software, Inc.(b)	14,134	38,868
Veeco Instruments, Inc.(b)(c)	1,144	46,504
Verint Systems, Inc.(b)	1,310	38,855
Viasat, Inc.(b)	2,116	35,739
Viavi Solutions, Inc.(b)	4,298	32,321
Vuzix Corp.(b)(c)	24,504	32,835
Xerox Holdings Corp.	2,201	30,946
		2,403,742
Materials-1.09%
Haynes International, Inc.	697	40,998
Innospec, Inc.	333	43,556
		84,554
Total Common Stocks & Other Equity Interests (Cost $8,058,131)		7,762,144
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f) (Cost $2,779)	2,779	2,779
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $8,060,910)		7,764,923
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.85%
Invesco Private Government Fund, 5.30%(e)(f)(g)	430,943	430,943

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	1,110,776	$ 1,111,109
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,542,132)		1,542,052
TOTAL INVESTMENTS IN SECURITIES-119.83% (Cost $9,603,042)		9,306,975
OTHER ASSETS LESS LIABILITIES-(19.83)%		(1,540,199)
NET ASSETS-100.00%		$7,766,776
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,428	$108,961	$(107,610)	$-	$-	$2,779	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	626,570	4,351,445	(4,547,072)	-	-	430,943	31,453*
Invesco Private Prime Fund	1,609,220	8,588,543	(9,086,843)	(79)	268	1,111,109	83,061*
Total	$2,237,218	$13,048,949	$(13,741,525)	$(79)	$268	$1,544,831	$114,607

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.60%
Baidu, Inc., ADR (China)(b)(c)	61,863	$ 6,013,084
Fox Corp., Class A(c)	109,263	3,761,925
Fox Corp., Class B	107,564	3,435,594
Liberty Broadband Corp., Class C(b)	56,011	3,029,635
Liberty Media Corp.-Liberty Formula One(b)	95,082	7,049,380
Liberty Media Corp.-Liberty Live, Series C(b)	29,035	1,105,362
Match Group, Inc.(b)	122,373	3,748,285
NetEase, Inc., ADR (China)	54,691	4,869,140
News Corp., Class A(c)	173,519	4,717,982
News Corp., Class B(c)	87,255	2,432,669
Roku, Inc., Class A(b)(c)	57,605	3,306,527
		43,469,583
Consumer Discretionary-15.64%
Caesars Entertainment, Inc.(b)(c)	98,762	3,511,977
Churchill Downs, Inc.(c)	33,641	4,356,509
DraftKings, Inc., Class A(b)	216,253	7,596,968
eBay, Inc.	236,519	12,824,060
Etsy, Inc.(b)	54,100	3,433,727
Expedia Group, Inc.(b)(c)	59,706	6,738,419
Five Below, Inc.(b)(c)	25,198	3,480,600
JD.com, Inc., ADR (China)	218,465	6,470,933
LKQ Corp.	121,729	5,237,999
Lucid Group, Inc.(b)(c)	1,050,190	2,982,539
Pool Corp.(c)	17,524	6,370,850
Rivian Automotive, Inc., Class A(b)(c)	442,727	4,834,579
Tractor Supply Co.	49,272	14,056,809
Trip.com Group Ltd., ADR (China)(b)(c)	146,286	7,535,192
Ulta Beauty, Inc.(b)(c)	22,174	8,760,726
Wynn Resorts Ltd.	51,176	4,855,579
		103,047,466
Consumer Staples-0.85%
Casey’s General Stores, Inc.(c)	16,944	5,621,680
Energy-1.61%
APA Corp.	169,350	5,170,255
Chesapeake Energy Corp.(c)	59,719	5,430,249
		10,600,504
Financials-0.83%
Jack Henry & Associates, Inc.(c)	33,270	5,478,904
Health Care-20.05%
Align Technology, Inc.(b)	34,294	8,820,760
Alnylam Pharmaceuticals, Inc.(b)(c)	57,506	8,535,616
argenx SE, ADR (Netherlands)(b)	14,211	5,272,565
BeiGene Ltd., ADR (China)(b)(c)	18,907	2,814,307
BioMarin Pharmaceutical, Inc.(b)	86,148	6,467,130
BioNTech SE, ADR (Germany)(b)	44,217	4,448,230
Bio-Techne Corp.	71,772	5,540,081
Bruker Corp.	62,861	4,118,024
Cooper Cos., Inc. (The)	90,743	8,557,972
Henry Schein, Inc.(b)	58,677	4,068,663
Hologic, Inc.(b)	107,175	7,907,371
ICON PLC(b)(c)	37,665	12,234,345
Incyte Corp.(b)	102,516	5,924,400
Insulet Corp.(b)(c)	31,930	5,657,677
Jazz Pharmaceuticals PLC(b)(c)	28,466	2,996,047
Medpace Holdings, Inc.(b)(c)	14,044	5,425,759
Neurocrine Biosciences, Inc.(b)	45,434	6,152,218
Repligen Corp.(b)	25,462	3,796,130
Royalty Pharma PLC, Class A	203,956	5,590,434
Sanofi S.A., ADR	125,075	6,132,427
	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)	21,486	$ 5,911,443
Viatris, Inc.	542,236	5,747,702
		132,119,301
Industrials-11.95%
Axon Enterprise, Inc.(b)	34,385	9,685,223
C.H. Robinson Worldwide, Inc.(c)	53,373	4,609,826
Grab Holdings Ltd., Class A (Singapore)(b)	1,730,948	6,352,579
J.B. Hunt Transport Services, Inc.	47,163	7,581,452
Lincoln Electric Holdings, Inc.	25,944	5,094,364
Nordson Corp.(c)	26,113	6,129,243
Paylocity Holding Corp.(b)	25,719	3,656,470
Ryanair Holdings PLC, ADR (Italy)(c)	44,594	5,424,414
Saia, Inc.(b)	12,140	4,971,087
SS&C Technologies Holdings, Inc.	112,834	7,001,350
Tetra Tech, Inc.	24,413	5,114,280
United Airlines Holdings, Inc.(b)	149,777	7,936,683
Woodward, Inc.(c)	27,534	5,135,091
		78,692,062
Information Technology-38.53%
Akamai Technologies, Inc.(b)	69,187	6,381,809
Amdocs Ltd.	53,195	4,202,405
AppLovin Corp., Class A(b)(c)	123,687	10,078,017
Bentley Systems, Inc., Class B	130,492	6,555,918
Check Point Software Technologies Ltd. (Israel)(b)	53,420	8,039,710
DocuSign, Inc.(b)	93,114	5,097,060
Enphase Energy, Inc.(b)	61,986	7,928,009
Entegris, Inc.	68,668	8,676,202
F5, Inc.(b)	26,852	4,537,182
First Solar, Inc.(b)	48,789	13,258,899
Flex Ltd.(b)	192,301	6,370,932
Gen Digital, Inc.	290,810	7,220,812
Lattice Semiconductor Corp.(b)	62,806	4,662,718
Logitech International S.A., Class R (Switzerland)(c)	70,692	7,069,907
Manhattan Associates, Inc.(b)	28,109	6,171,050
Monolithic Power Systems, Inc.	22,220	16,345,699
NetApp, Inc.	94,232	11,348,360
Nice Ltd., ADR (Israel)(b)(c)	22,662	4,160,063
Nutanix, Inc., Class A(b)	110,812	6,129,566
Okta, Inc.(b)	72,163	6,399,415
Open Text Corp. (Canada)	124,212	3,633,201
PTC, Inc.(b)	54,586	9,620,237
Qorvo, Inc.(b)	44,085	4,337,523
Seagate Technology Holdings PLC	95,660	8,919,338
Skyworks Solutions, Inc.	73,161	6,779,098
Super Micro Computer, Inc.(b)(c)	25,537	20,034,032
Teradyne, Inc.	69,896	9,851,142
Trimble, Inc.(b)	112,177	6,246,015
VeriSign, Inc.(b)	46,072	8,031,271
Western Digital Corp.(b)	148,785	11,202,023
Zebra Technologies Corp., Class A(b)	23,459	7,327,184
Zoom Video Communications, Inc., Class A(b)	117,703	7,219,902
		253,834,699
Materials-1.47%
Steel Dynamics, Inc.	72,213	9,667,154
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Real Estate-0.64%
Zillow Group, Inc., Class A(b)(c)	25,245	$ 1,013,587
Zillow Group, Inc., Class C(b)(c)	78,517	3,215,271
		4,228,858
Utilities-1.78%
Alliant Energy Corp.	116,932	6,020,828
Evergy, Inc.	104,892	5,733,397
		11,754,225
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $649,242,326)		658,514,436
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.79%
Invesco Private Government Fund, 5.30%(d)(e)(f)	31,711,457	31,711,457
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	72,275,913	$ 72,297,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,010,468)		104,009,053
TOTAL INVESTMENTS IN SECURITIES-115.74% (Cost $753,252,794)		762,523,489
OTHER ASSETS LESS LIABILITIES-(15.74)%		(103,712,563)
NET ASSETS-100.00%		$658,810,926

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,009	$4,268,790	$(4,368,799)	$-	$-	$-	$5,052
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,494,896	264,405,649	(253,189,088)	-	-	31,711,457	1,090,119*
Invesco Private Prime Fund	52,701,161	497,894,891	(478,314,156)	51	15,649	72,297,596	2,913,180*
Total	$73,296,066	$766,569,330	$(735,872,043)	$51	$15,649	$104,009,053	$4,008,351

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,830,306	$-	$-	$41,830,306
Money Market Funds	22,233	896,162	-	918,395
Total Investments	$41,852,539	$896,162	$-	$42,748,701
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,438,549	$-	$-	$5,438,549
Money Market Funds	-	1,095,313	-	1,095,313
Total Investments	$5,438,549	$1,095,313	$-	$6,533,862
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,162,786,806	$-	$-	$26,162,786,806
Money Market Funds	17,353,286	439,335,218	-	456,688,504
Total Investments	$26,180,140,092	$439,335,218	$-	$26,619,475,310
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,757,225	$-	$4,919	$7,762,144
Money Market Funds	2,779	1,542,052	-	1,544,831
Total Investments	$7,760,004	$1,542,052	$4,919	$9,306,975
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$658,514,436	$-	$-	$658,514,436
Money Market Funds	-	104,009,053	-	104,009,053
Total Investments	$658,514,436	$104,009,053	$-	$762,523,489